AXONIC STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.00%)
Financials (0.00%)
Redwood Trust, Inc. REIT	44,220	$242,325
TOTAL COMMON STOCKS
(Cost $482,271)		242,325

	Rate	Shares	Value
PREFERRED STOCKS (0.21%)
Financials (0.21%)
ACRES Commercial Realty Corp., Series D(a)	7.88%	83,247	1,835,596
Arbor Realty Trust, Series F	6.25%	99,092	2,216,688
Rithm Capital Corp., Series D(a)(b)	7.00%	78,637	1,939,975
TPG RE Finance Trust, Inc., Series C(a)	6.25%	120,705	2,210,109
TOTAL PREFERRED STOCKS
(Cost $9,278,660)			8,202,368

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (23.29%)
Automobile (0.52%)
Chase Auto Credit Linked Notes, Series 2025-1, Class G(c)	10.42%	04/25/29	$926,310	$938,815
CPS Auto Receivables Trust, Series 2023-A, Class E(c)	10.59%	02/16/27	5,000,000	5,511,500
Flagship Credit Auto Trust, Series 2022-3, Class E(c)	7.95%	10/15/29	1,000,000	607,100
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/25/26	5,000,000	4,940,500
J.P. Morgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(c)	8.48%	12/26/28	22,432	22,448
United Auto Credit Securitization Trust, Series 2025-1, Class D(c)	5.96%	01/10/28	8,500,000	8,555,250
Home Equity (7.08%)
ACHM Trust, Series 2025-HE2, Class A(b)(c)	5.47%	08/25/55	9,075,733	9,174,437
ACHM Trust, Series 2025-HE2, Class B(b)(c)	5.67%	08/25/55	4,237,641	4,276,936
ACHM Trust, Series 2025-HE3, Class A(b)(c)	5.20%	11/25/55	19,499,542	19,539,825
ACHM Trust, Series 2025-HE3, Class B(b)(c)	5.45%	11/25/55	3,392,920	3,399,870
ACHM Trust, Series 2025-HE3, Class C(b)(c)	5.80%	11/25/55	10,353,282	10,374,347
ACHM Trust, Series 2025-HE3, Class D(b)(c)	6.64%	11/25/55	4,491,000	4,532,543
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1B(c)(d)	5.38%	10/25/55	8,910,543	8,943,074
GS Mortgage-Backed Securities Trust, Series 2026-CES1, Class A3(c)(d)	5.42%	05/25/56	5,000,000	5,004,345
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A2(b)	1M CME TERM SOFR + 0.39%	04/25/37	4,112,273	2,661,054
Point Securitization Trust, Series 2025-1, Class A1(c)	6.25%	05/25/28	5,622,119	5,656,187
RCKT Mortgage Trust, Series 2026-CES1, Class A1B(c)(d)	4.93%	01/25/30	3,125,000	3,127,017
SAIF Securitization Trust, Series 2025-CES1, Class A1(c)(d)	5.41%	08/25/29	13,472,720	13,590,433
SAIF Securitization Trust, Series 2025-CES1, Class A2(c)(d)	5.64%	08/25/29	2,000,000	2,025,632
SAIF Securitization Trust, Series 2025-CES1, Class A3(c)(d)	5.99%	08/25/29	2,250,000	2,289,479
SAIF Securitization Trust, Series 2025-CES1, Class M1(c)(d)	6.24%	08/25/29	2,000,000	2,027,547
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A1(b)(c)	3.50%	02/25/52	2,055,819	2,040,746

	Rate	Maturity Date	Principal Amount	Value
Saluda Grade Alternative Mortgage Trust, Series 2025-FIG6, Class M2(b)(c)	5.58%	01/25/56	$9,327,266	$9,343,508
Saluda Grade Alternative Mortgage Trust, Series 2025-FIG6, Class M1(b)(c)	5.48%	01/25/56	4,537,961	4,553,050
Saluda Grade Alternative Mortgage Trust, Series 2025-FIG6, Class A1(b)(c)	5.18%	01/25/56	19,636,350	19,701,967
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class M1(b)(c)	1M CME TERM SOFR + 2.20%	10/25/55	12,192,000	12,191,940
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1B(b)(c)	1M CME TERM SOFR + 1.80%	10/25/55	13,042,000	13,085,079
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A(b)(c)	1M CME TERM SOFR + 1.60%	10/25/55	13,255,848	13,315,478
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class M2(b)(c)	1M CME TERM SOFR + 2.60%	10/25/55	9,565,000	9,580,468
Soundview Home Loan Trust, Series 2007-OPT4, Class 1A1(b)	1M CME TERM SOFR + 1.11%	09/25/37	5,288,299	3,987,681
Towd Point Mortgage Trust, Series 2025-FIX1, Class A1(c)(d)	4.97%	09/25/65	6,522,359	6,531,343
Towd Point Mortgage Trust, Series 2025-FIX2, Class M2A(b)(c)	5.90%	10/25/65	5,400,000	5,450,559
Towd Point Mortgage Trust, Series 2025-FIX2, Class A1(c)(d)	5.25%	10/25/65	13,743,519	13,850,023
Towd Point Mortgage Trust, Series 2025-FIX2, Class A2(c)(d)	5.45%	10/25/65	4,941,000	4,987,625
Towd Point Mortgage Trust, Series 2025-FIX2, Class M1(c)(d)	5.55%	10/25/65	7,500,000	7,558,131
Towd Point Mortgage Trust, Series 2026-FIX1, Class A2(c)(d)	5.30%	12/25/65	5,000,000	5,007,589
Towd Point Mortgage Trust, Series 2026-FIX1, Class M1(c)(d)	5.45%	12/25/65	6,000,000	6,009,119
Unlock HEA Trust, Series 2025-1, Class A(c)	6.75%	04/25/33	3,838,584	3,865,378
Vista Point Securitization Trust, Series 2025-CES3, Class A2(c)(d)	5.45%	10/25/29	7,500,000	7,552,864
Vista Point Securitization Trust, Series 2025-CES3, Class A3(c)(d)	5.60%	10/25/29	6,816,000	6,863,766
Vista Point Securitization Trust, Series 2025-CES3, Class A1(c)(d)	5.30%	10/25/29	23,101,182	23,192,265
Vista Point Securitization Trust, Series 2025-CES3, Class M1(c)(d)	5.95%	10/25/29	2,490,500	2,516,985
Vista Point Securitization Trust, Series 2024-CES2, Class M1(b)(c)	6.36%	09/25/28	1,506,000	1,517,701
Other (9.45%)
AASET 2020-1 Trust, Series 2020-1A, Class C(c)	6.41%	01/16/40	1,218,302	1,177,124
Achieve Personal Loan Master Pass-Through Trust Series 2023-PT1, Series 2023-1, Class PT(b)(c)	0.00%	09/15/53	211,708	139,706
Affirm Asset Securitization Trust, Series 2024-X1, Class D(c)	7.29%	05/15/29	1,500,000	1,501,350
AIM Aviation Finance, Ltd., Series 2015-1A, Class A1(c)(d)	6.21%	02/15/40	15,871,077	15,721,889
Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2(c)	5.86%	12/20/30	10,000,000	10,172,000
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class B(c)	6.92%	05/15/30	6,535,349	6,764,739
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class C(c)	9.13%	05/15/30	1,026,067	1,046,588
Business Jet Securities 2024-2 LLC, Series 2024-2A, Class B(c)	5.75%	09/15/30	6,264,344	6,273,114
Business Jet Securities 2024-2 LLC, Series 2024-2A, Class C(c)	7.97%	09/15/30	2,036,420	2,042,937
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/43	4,334,216	4,270,069
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/41	11,967,348	11,681,328
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/26	2,691,666	2,679,284
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B	5.10%	04/15/26	2,422,091	2,325,450
Castlelake Aircraft Structured Trust 2025-2, Series 2025-2A, Class B(c)	6.30%	08/15/32	7,203,536	7,284,215
ClickLease Equipment Receivables , Series 2024-1, Class C(c)	8.40%	02/15/27	4,544,921	4,592,642
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class A2(c)	5.52%	12/20/30	10,000,000	10,115,000
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class C(c)	8.10%	12/20/30	5,000,000	5,164,000
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	417,120	409,070

	Rate	Maturity Date	Principal Amount	Value
FAT Brands Fazoli's Native I LLC, Series 2021-1, Class B2(c)	8.00%	07/25/51	$1,930,000	$386,000
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2(c)(d)	7.00%	07/25/51	23,570,880	22,392,336
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class B2(c)(d)	8.00%	07/25/51	8,808,000	4,580,160
FAT Brands GFG Royalty I LLC, Series 2022-1A, Class A2(c)	7.00%	07/25/26	2,400,000	2,280,000
FAT Brands Royalty LLC, Series 2021-1A, Class A2(c)	5.75%	07/25/26	3,840,000	3,648,000
Flexential Issuer 2021-1, Series 2021-1A, Class B(c)	3.72%	11/25/26	7,934,000	7,762,626
Flexential Issuer LLC, Series 2025-2A, Class A2(c)	6.46%	10/25/60	12,511,000	12,613,590
FREED ABS Trust, Series 2022-4FP, Class D(c)	7.40%	12/18/29	1,280,728	1,286,363
GAIA Aviation, Ltd., Series 2019-1, Class B(c)(d)	5.19%	12/15/26	15,159,106	15,012,063
GRADE, Series 2026-HB1, Class M2(c)	5.82%	04/25/56	5,140,000	5,140,000
GRADE, Series 2026-HB1, Class A1B(c)	5.22%	04/25/56	6,000,000	6,000,000
GRADE, Series 2026-HB1, Class M3(c)	6.12%	04/25/56	4,500,000	4,500,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/38	2,051,827	2,048,134
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/26	528,658	522,473
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.43%	11/15/26	2,958,601	2,885,524
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	02/15/29	3,000,000	785,400
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	09/15/28	3,980,760	3,897,960
Marlette Funding Trust 2024-1, Series 2024-1A, Class C(c)	6.34%	10/15/27	5,300,000	5,370,490
Marlette Funding Trust 2024-1, Series 2024-1A, Class D(c)	6.93%	10/15/28	3,750,000	3,865,500
ME Funding LLC, Series 2024-1A, Class A2(c)	8.10%	04/30/27	10,216,975	10,293,602
Navigator Aviation, Ltd., Series 2024-1, Class B(c)	6.09%	08/15/31	1,797,619	1,840,043
Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust, Series 2024-6, Class C(c)	7.07%	06/15/26	5,137,067	5,170,972
Pagaya AI Debt Grantor Trust, Series 2024-8, Class C(c)	6.03%	01/15/32	1,907,852	1,912,812
Pagaya AI Debt Grantor Trust, Series 2024-8, Class D(c)	6.53%	01/15/32	9,642,319	9,704,994
Pagaya AI Debt Grantor Trust, Series 2025-R2, Class E(c)	9.34%	10/15/32	7,379,918	7,308,333
Pagaya AI Debt Selection Trust, Series 2024-7, Class C(c)	7.10%	12/15/31	7,916,177	7,977,923
Pagaya AI Debt Trust, Series 2024-1, Class B(c)	7.11%	07/15/31	2,455,929	2,469,437
Pagaya AI Debt Trust, Series 2024-1, Class ABC(b)(c)	7.30%	07/15/31	2,888,814	2,900,080
Pagaya AI Debt Trust, Series 2024-2, Class C(c)	7.57%	08/15/31	5,977,577	5,984,750
Pagaya AI Debt Trust, Series 2024-2, Class ABC(b)(c)	6.77%	08/15/31	1,269,231	1,269,993
Pagaya AI Debt Trust, Series 2024-3, Class C(c)	7.30%	03/15/26	11,924,017	11,960,981
Pagaya AI Debt Trust, Series 2025-4, Class B(c)	5.69%	01/17/33	9,999,645	10,090,641
Pagaya Ai Debt Trust, Series 2025-R1, Class B(c)	5.71%	06/15/32	4,250,000	4,282,300
Phantom Aviation, Series 2026-1, Class B(c)	6.03%	01/15/33	2,500,000	2,500,750
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	3,863,815	3,841,405
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(c)	4.95%	06/15/26	446,541	444,978
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class C(c)	6.90%	06/15/26	1,718,095	1,702,117
Project Silver, Series 2019-1, Class A(c)	3.97%	07/15/26	143,194	142,550
Project Silver, Series 2019-1, Class B(c)	4.95%	07/15/26	6,973,548	6,777,591
Prosper Marketplace Issuance Trust Series 2024-1, Series 2024-1A, Class C(c)	6.96%	10/15/26	9,525,000	9,553,575
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A(c)	4.75%	11/15/27	3,867,988	3,806,487
Sprite, Ltd., Series 2021-1, Class B(c)	5.10%	10/15/28	839,294	827,628
Start, Ltd., Series 2018-1, Class C(c)	6.90%	05/15/43	11,459,622	11,427,535
Stellar Jay Ireland DAC, Series 2021-1, Class A(c)	3.97%	03/15/28	1,307,700	1,292,138
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	1,284,468	1,273,935
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	8,211,773	7,800,363
Stonepeak 2021-1 ABS, Series 2021-1A, Class AA(c)	2.30%	12/15/27	1,109,204	1,083,137
TGIF Funding LLC, Series 2017-1A, Class A2(c)	6.20%	04/30/47	4,817,489	4,091,494
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	3,240,981	3,207,599
Twin Hospitality I LLC, Series 2024-1A, Class A2I(c)	9.00%	10/25/27	1,196,321	1,166,413

	Rate	Maturity Date	Principal Amount	Value
Twin Hospitality I LLC, Series 2024-1A, Class B2(c)	10.00%	10/25/27	$6,435,000	$5,276,700
Twin Hospitality I LLC, Series 2024-1A, Class A2II(c)	9.00%	10/25/27	26,135,625	24,828,844
WL Collateral CMO (6.24%)
MFA , Series 2024-NPL1, Class A1(c)(d)	6.33%	09/25/27	5,059,535	5,101,341
PRET , Series 2025-NPL1, Class A1	6.06%	02/25/28	7,248,994	7,253,100
PRET LLC, Series 2025-NPL11, Class A2(c)(d)	7.02%	10/25/55	3,900,000	3,891,212
PRET LLC, Series 2025-NPL13, Class A2(c)(d)	6.78%	11/25/28	4,500,000	4,504,833
PRET LLC, Series 2025-NPL4, Class A2(c)(d)	8.84%	04/25/55	11,291,000	11,332,288
PRET LLC, Series 2025-NPL4, Class A1(c)(d)	6.37%	04/25/55	14,690,190	14,730,160
PRET LLC, Series 2025-NPL5, Class A1(c)(d)	6.24%	05/25/28	18,867,277	18,922,245
PRET LLC, Series 2025-NPL6, Class A1(c)(d)	5.74%	06/25/28	18,468,384	18,501,106
PRET LLC, Series 2025-NPL6, Class A2(c)(d)	8.72%	06/25/28	8,750,000	8,794,046
PRET LLC, Series 2025-NPL7, Class A1(c)(d)	5.66%	07/25/28	13,924,676	13,949,398
PRET LLC, Series 2025-NPL7, Class A2(c)(d)	8.35%	07/25/28	8,000,000	8,035,325
PRET LLC, Series 2025-NPL8, Class A1(c)(d)	5.73%	07/25/28	19,113,887	19,154,348
PRET LLC, Series 2025-NPL8, Class A2(c)(d)	7.99%	07/25/28	7,850,000	7,869,458
PRET LLC, Series 2025-NPL9, Class A2(c)(d)	7.51%	08/25/28	7,000,000	7,016,846
PRET LLC, Series 2025-NPL9, Class A1(c)(d)	5.39%	08/25/28	23,512,472	23,613,039
PRET LLC, Series 2026-NPL1, Class A2(c)(d)	6.54%	12/25/28	3,000,000	2,998,683
PRET LLC, Series 2026-NPL1, Class A1(c)(d)	5.18%	12/25/28	10,000,000	10,002,924
RAMP, Series 2007-RS1, Class A4(b)	1M CME TERM SOFR + 0.67%	02/25/37	32,244,743	6,977,956
RCO IX Mortgage LLC, Series 2025-4, Class A1(c)(d)	5.31%	10/25/30	35,099,254	35,089,353
RCO VIII Mortgage LLC, Series 2025-3, Class A1(c)(d)	6.43%	05/25/28	1,923,656	1,927,050
Saluda Grade Alternative Mortgage Trust 2025-NPL1, Series 2024-NPL1, Class A1(c)(d)	7.12%	01/25/30	6,592,023	6,568,426
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1(c)(d)	7.77%	04/25/28	945,079	941,854
VCAT LLC, Series 2026-NPL1, Class A1(c)(d)	5.10%	01/25/29	9,000,000	8,998,971

TOTAL ASSET-BACKED SECURITIES
(Cost $924,409,320)				918,624,790

BANK LOANS (0.98%)
Financials (0.33%)
Center Street RTL Loans(e)(f)	10.15%	08/21/26	$3,235,832	$3,238,537
HPEF Equipment Loans	14.00%	12/31/30	9,780,886	9,780,886
UTEX-DEFEASED(f)	6.48%	12/31/49	63,898	63,885
Mortgage Securities (0.65%)
Copper Hill Sportsmans RT	7.15%	02/01/27	6,793,172	6,744,177
Tower Bellflower LLC	1M CME TERM SOFR + 4.10%	02/01/26	19,050,000	19,053,810

TOTAL BANK LOANS
(Cost $36,827,463)				38,881,295

COMMERCIAL MORTGAGE-BACKED SECURITIES (26.80%)
Commercial MBS (26.73%)
1345T, Series 2025-AOA, Class D(b)(c)	1M CME TERM SOFR + 3.00%	06/15/27	3,250,000	3,268,525
BAHA Trust, Series 2024-MAR, Class X(b)(c)(g)	0.36%	12/10/29	284,500,000	2,588,950
Banc of America Re-Remic Trust, Series 2023-FRR1, Class D(c)	0.00%	02/27/32	9,155,000	5,799,693
BANK 2019-BNK17, Series 2019-BN17, Class E(c)	3.00%	04/15/29	1,849,000	1,534,115

	Rate	Maturity Date	Principal Amount	Value
BANK, Series 2022-BNK41, Class D(c)	2.50%	04/15/32	$1,500,000	$1,050,150
BBCMS Mortgage Trust, Series 2018-TALL, Class C(b)(c)	1M CME TERM SOFR + 1.32%	03/15/37	3,312,000	3,050,352
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M CME TERM SOFR + 2.63%	03/15/37	4,760,000	3,985,548
BCP Trust, Series 2021-330N, Class B(b)(c)	1M CME TERM SOFR + 1.31%	06/15/38	4,200,000	3,208,800
BCP Trust, Series 2021-330N, Class C(b)(c)	1M CME TERM SOFR + 1.71%	06/15/38	4,089,000	2,803,418
BCP Trust, Series 2021-330N, Class D(b)(c)	1M CME TERM SOFR + 2.61%	06/15/38	2,389,270	1,236,925
BCP Trust, Series 2021-330N, Class E(b)(c)	1M CME TERM SOFR + 3.75%	06/15/38	15,300,000	4,701,690
BCP Trust, Series 2021-330N, Class F(b)(c)	1M CME TERM SOFR + 4.75%	06/15/38	8,500,000	820,250
BCRR , Series 2016-FRR3, Class E(b)(c)	30D US SOFR + 18.46%	05/26/26	24,057,599	23,978,209
Benchmark Mortgage Trust, Series 2025-V13, Class HCC(b)(c)	8.10%	01/15/30	8,000,000	8,308,800
Benchmark Mortgage Trust, Series 2025-V13, Class HCB(b)(c)	7.21%	01/15/30	20,109,991	20,980,754
Benchmark Mortgage Trust, Series 2025-V13, Class HCD(b)(c)	9.19%	01/15/30	7,373,000	7,672,344
BFLD Mortgage Trust, Series 2024-WRHS, Class E(b)(c)	1M CME TERM SOFR + 3.69%	08/15/26	4,634,985	4,655,379
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A(b)(c)	1M CME TERM SOFR + 1.85%	08/15/27	12,028,000	12,088,140
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 3C(c)(h)	0.00%	05/25/52	12,585,000	10,480,788
BMO Mortgage Trust, Series 2025-5C10, Class D(c)	4.50%	05/15/58	2,000,000	1,803,400
BX Commercial Mortgage Trust, Series 2021-ACNT, Class E(b)(c)	1M CME TERM SOFR + 2.31%	11/15/26	656,959	656,499
BX Commercial Mortgage Trust, Series 2024-KING, Class E(b)(c)	1M CME TERM SOFR + 3.69%	05/15/26	8,404,358	8,455,625
BX Commercial Mortgage Trust, Series 2024-KING, Class D(b)(c)	1M CME TERM SOFR + 2.49%	05/15/26	5,058,407	5,075,100
BX Trust, Series 2021-LBA, Class AV(b)(c)	1M CME TERM SOFR + 1.05%	02/15/36	793,182	793,103
BX Trust, Series 2021-LBA, Class EV(b)(c)	1M CME TERM SOFR + 2.25%	02/15/36	1,581,620	1,581,461
BX Trust, Series 2021-LBA, Class DV(b)(c)	1M CME TERM SOFR + 1.85%	02/15/36	371,681	371,643
BX Trust, Series 2021-LBA, Class DJV(b)(c)	1M CME TERM SOFR + 1.85%	02/15/36	350,000	349,965
BX Trust, Series 2021-LBA, Class GV(b)(c)	1M CME TERM SOFR + 3.25%	02/15/36	379,589	379,551
BX Trust, Series 2021-LBA, Class EJV(b)(c)	1M CME TERM SOFR + 2.25%	02/15/36	500,000	499,950
BX Trust, Series 2021-LGCY, Class D(b)(c)	1M CME TERM SOFR + 1.42%	10/15/36	600,000	599,040
BX Trust, Series 2021-RISE, Class D(b)(c)	1M CME TERM SOFR + 1.86%	11/15/36	1,859,724	1,858,422
BX Trust, Series 2021-RISE, Class F(b)(c)	1M CME TERM SOFR + 2.76%	11/15/36	14,894,487	14,922,787
BX Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 3.99%	04/15/27	10,500,000	10,528,350

	Rate	Maturity Date	Principal Amount	Value
BX Trust, Series 2024-CNYN, Class D(b)(c)	1M CME TERM SOFR + 2.69%	04/15/41	$4,320,054	$4,340,358
BX Trust, Series 2025-DELC, Class D(b)(c)	1M CME TERM SOFR + 2.60%	12/15/27	10,000,000	10,089,000
BX Trust, Series 2025-DELC, Class C(b)(c)	1M CME TERM SOFR + 2.20%	12/15/27	10,000,000	10,086,000
BX Trust, Series 2025-DELC, Class E(b)(c)	1M CME TERM SOFR + 3.05%	12/15/27	6,000,000	6,035,400
BX Trust, Series 2025-VOLT, Class D(b)(c)	1M CME TERM SOFR + 2.75%	12/15/27	5,000,000	5,012,500
BX Trust, Series 2025-VOLT, Class B(b)(c)	1M CME TERM SOFR + 2.10%	12/15/27	4,758,000	4,776,080
BXP Trust, Series 2021-601L, Class D(b)(c)	2.78%	01/15/32	1,699,000	1,384,515
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D(b)(c)	1M CME TERM SOFR + 3.19%	03/15/27	11,171,322	11,200,367
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E(b)(c)	1M CME TERM SOFR + 4.13%	03/15/27	34,282,900	34,396,033
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class F(b)(c)	1M CME TERM SOFR + 5.33%	03/15/27	4,932,791	4,948,576
Cali 2024-Sun, Series 2024-SUN, Class D(b)(c)	1M CME TERM SOFR + 3.63%	07/15/26	8,900,000	8,956,960
Cali 2024-Sun, Series 2024-SUN, Class A(b)(c)	1M CME TERM SOFR + 1.89%	07/15/26	2,730,000	2,734,368
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	05/15/52	4,600,000	29,900
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(c)	4.52%	09/15/29	4,988,052	4,518,676
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)	0.00%	09/29/29	24,870,000	23,487,228
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class E(b)(c)	3.31%	11/10/30	5,300,000	4,637,500
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class E(b)(c)	5.85%	10/12/40	9,500,000	9,377,450
Credit Suisse Commercial Mortgage Trust 2020-FACT E	9.16%	10/15/25	1,745,000	1,619,884
CSMC, Series 2020-FACT, Class C(b)(c)	1M CME TERM SOFR + 3.21%	10/15/37	5,000,000	4,817,000
CSMC, Series 2019-UVIL, Class D(b)(c)	3.28%	12/15/29	1,540,000	1,402,786
CSTL Commercial Mortgage Trust, Series 2025-GATE2, Class D(b)(c)	5.63%	11/10/30	4,500,000	4,504,500
CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class D(b)(c)	5.52%	02/10/31	4,000,000	4,007,200
DC Trust, Series 2024-HLTN, Class D(b)(c)	7.71%	04/13/28	2,439,000	2,461,927
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A(b)(c)	6.04%	01/15/29	360,000	369,864
ELP Commercial Mortgage Trust, Series 2025-ELP, Class E(b)(c)	6.67%	11/13/30	10,000,000	10,182,000
Extended Stay America Trust, Series 2025-ESH, Class D(b)(c)	1M CME TERM SOFR + 2.60%	10/15/27	11,400,000	11,508,300
Extended Stay America Trust, Series 2025-ESH, Class E(b)(c)	1M CME TERM SOFR + 3.35%	10/15/27	15,290,000	15,470,422
Extended Stay America Trust, Series 2026-ESH2, Class E(b)(c)	1M CME TERM SOFR + 2.90%	02/15/31	2,700,000	2,719,710
Extended Stay America Trust, Series 2026-ESH2, Class D(b)(c)	1M CME TERM SOFR + 2.25%	02/15/31	7,100,000	7,146,150
Freddie Mac Mscr Trust Mn1, Series 2021-MN1, Class M2(b)(c)	30D US SOFR + 3.75%	01/25/51	2,000,000	2,055,200

	Rate	Maturity Date	Principal Amount	Value
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class M2(b)(c)	30D US SOFR + 5.70%	04/25/33	$2,300,000	$2,475,950
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M1(b)(c)	30D US SOFR + 2.85%	05/25/29	10,026,797	10,124,057
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M2(b)(c)	30D US SOFR + 4.25%	06/25/33	2,300,000	2,412,470
Freddie Mac Mscr Trust Mn9, Series 2024-MN9, Class M2(b)(c)	30D US SOFR + 3.25%	10/25/44	2,500,000	2,543,250
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022-151, Class X3(b)(g)	4.38%	11/25/32	6,840,000	1,601,244
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-153, Class X3(b)(g)	4.68%	01/25/33	19,488,345	4,971,477
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-154, Class X3(b)(g)	5.10%	01/25/33	11,437,000	3,200,072
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024-162, Class X3(b)(g)	5.89%	01/25/34	8,700,000	3,108,510
FREMF Mortgage Trust, Series 2018-K156, Class C(c)(h)	0.00%	07/25/33	6,449,682	3,515,722
FREMF Mortgage Trust, Series 2018-KF49, Class C(b)(c)	30D US SOFR + 6.11%	06/25/25	4,000,742	3,977,138
FREMF Mortgage Trust, Series 2019-KL05, Class CP(b)(c)	3.96%	06/25/29	28,878,000	25,103,645
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(g)	1.11%	07/25/29	25,512,216	609,574
FRESB Mortgage Trust, Series 2020-SB74, Class X1(b)(g)	0.00%	03/25/30	18,479,057	572,851
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(g)	0.39%	07/25/40	14,000,946	489,592
FRESB Mortgage Trust, Series 2020-SB80, Class X1(b)(g)	0.01%	09/25/30	46,871,235	2,006,914
FRESB Mortgage Trust, Series 2020-SB81, Class X1(b)(g)	0.49%	10/25/30	17,111,455	633,988
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(g)	0.74%	10/25/40	32,177,612	668,033
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(g)	0.75%	01/25/41	20,123,939	545,693
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(g)	0.09%	01/25/31	24,295,986	576,784
FRESB Mortgage Trust, Series 2022-SB95, Class X1(b)(g)	0.00%	11/25/31	105,574,726	1,346,447
FS Commercial Mortgage Trust, Series 2023-4SZN, Class E(b)(c)	10.42%	11/10/27	15,740,000	16,174,424
FS Trust, Series 2024-HULA, Class D(b)(c)	1M CME TERM SOFR + 2.94%	08/15/26	4,400,000	4,422,440
FS Trust, Series 2024-HULA, Class E(b)(c)	1M CME TERM SOFR + 3.44%	08/15/26	5,000,000	5,025,000
Government National Mortgage Association, Series 2018-16, Class IO(b)(g)	0.59%	03/16/59	66,953,270	2,423,708
Great Wolf Trust, Series 2024-WOLF, Class D(b)(c)	1M CME TERM SOFR + 2.89%	03/15/29	7,600,000	7,651,680
Great Wolf Trust, Series 2024-WOLF, Class E	7.30%	03/15/39	24,100,000	24,275,930
GS Mortgage Securities Corp. II, Series 2024-70P, Class B(b)(c)	5.89%	03/10/29	1,045,000	1,056,077
Hilton USA Trust, Series 2025-NVIL, Class A(b)(c)	1M CME TERM SOFR + 1.74%	07/15/27	10,000,000	10,025,000
Hilton USA Trust, Series 2025-NVIL, Class B(b)(c)	1M CME TERM SOFR + 2.19%	07/15/27	5,000,000	5,048,000
Hilton USA Trust, Series 2025-NVIL, Class C(b)(c)	1M CME TERM SOFR + 2.64%	07/15/27	13,200,000	13,325,400
Hilton USA Trust, Series 2016-HHV, Class F(b)(c)	4.19%	11/05/26	10,000,000	9,805,000
Hilton USA Trust, Series 2016-HHV, Class E(b)(c)	4.19%	11/05/26	6,500,000	6,426,550
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D(b)(c)	1M CME TERM SOFR + 3.34%	06/15/26	21,000,000	21,153,300
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class C(b)(c)	1M CME TERM SOFR + 2.54%	06/15/26	3,076,000	3,089,227

	Rate	Maturity Date	Principal Amount	Value
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class B10(c)	4.91%	08/05/34	$4,250,000	$4,225,775
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10(c)	4.15%	08/05/34	2,764,207	2,751,492
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class D(b)(c)	1M CME TERM SOFR + 3.44%	09/15/26	12,900,000	12,965,790
INTOWN Mortgage Trust, Series 2025-STAY, Class C(b)(c)	1M CME TERM SOFR + 2.25%	03/15/27	10,000,000	10,067,000
INTOWN Mortgage Trust, Series 2025-STAY, Class D(b)(c)	1M CME TERM SOFR + 2.85%	03/15/27	28,000,000	28,204,400
INTOWN Mortgage Trust, Series 2025-STAY, Class E(b)(c)	1M CME TERM SOFR + 3.85%	03/15/27	15,000,000	15,129,000
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B(b)(c)	1M CME TERM SOFR + 1.36%	04/15/27	14,558,762	14,338,924
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D(b)(c)	1M CME TERM SOFR + 2.42%	04/15/27	6,171,036	6,072,300
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BHR5, Class C(b)(c)	1M CME TERM SOFR + 2.54%	03/15/30	3,040,000	3,042,432
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Series 2007-LD12, Class AJ(b)	6.35%	02/15/51	2,069,698	2,068,249
JPMCC Multifamily Housing Mortgage Loan Trust, Series 2025-Q032, Class C(b)(c)	6.50%	10/25/29	8,917,245	8,762,976
JW Commercial Mortgage Trust, Series 2024-MRCO, Class D(b)(c)	1M CME TERM SOFR + 3.19%	06/15/26	10,000,000	10,042,000
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class D(c)(d)	7.79%	11/05/27	5,401,000	5,458,251
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class E(c)(d)	8.76%	11/05/27	9,140,000	9,235,056
LQR Trust, Series 2025-CALI, Class D(b)	1M CME TERM SOFR + 3.00%	01/15/28	1,250,000	1,250,000
LSTR Trust, Series 2026-HTL6, Class B(b)(c)	1M CME TERM SOFR + 1.95%	12/15/27	2,628,000	2,628,000
MAC Trust, Series 2025-801B, Class A(b)(c)	1M CME TERM SOFR + 1.70%	10/15/27	20,500,000	20,551,250
MAC Trust, Series 2025-801B, Class B(b)(c)	1M CME TERM SOFR + 2.15%	10/15/27	12,200,000	12,230,500
MAC Trust, Series 2025-801B, Class C(b)(c)	1M CME TERM SOFR + 2.70%	10/15/27	6,700,000	6,724,790
MAD Commercial Mortgage Trust, Series 2025-11MD, Class D(b)(c)	6.57%	10/15/30	14,469,000	14,730,889
MCR Mortgage Trust, Series 2024-TWA, Class E(c)	8.73%	06/12/27	25,695,000	25,959,659
Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2024-Q025, Class B(b)	30D US SOFR + 3.85%	12/25/30	15,239,488	15,327,877
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/36	8,944,000	4,922,680
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F(b)(c)	1M US SOFR + 5.29%	03/15/27	5,000,000	5,018,000
Multifamily Connecticut Avenue Securities, Series 2019-01, Class M10(b)(c)	30D US SOFR + 3.36%	10/25/49	1,430,272	1,448,151
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10(b)(c)	30D US SOFR + 3.86%	03/25/50	11,591,854	11,865,421
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class M10(b)(c)	30D US SOFR + 6.50%	02/25/32	5,000,000	5,717,000

	Rate	Maturity Date	Principal Amount	Value
Multifamily Connecticut Avenue Securities Trust, Series 2024-01, Class M10(b)(c)	30D US SOFR + 3.85%	07/25/54	$1,400,000	$1,470,560
NYC Commercial Mortgage Trust, Series 2026-1PARK, Class B(b)(c)	1M CME TERM SOFR + 1.50%	02/15/28	4,000,000	4,000,000
NYC Commercial Mortgage Trust, Series 2026-1PARK, Class A(b)	1M CME TERM SOFR + 1.25%	02/15/28	5,000,000	5,000,000
ORL Trust, Series 2024-GLKS, Class C(b)(c)	1M CME TERM SOFR + 2.29%	12/15/29	1,515,000	1,521,363
PGA Trust, Series 2024-RSR2, Class D(b)(c)	1M CME TERM SOFR + 3.49%	06/15/26	2,000,000	2,000,600
PGA Trust, Series 2024-RSR2, Class B(b)(c)	1M CME TERM SOFR + 2.39%	06/15/26	4,910,000	4,911,473
PRM7 Trust, Series 2025-PRM7, Class D(b)(c)	5.66%	11/10/30	6,020,000	5,936,924
RFM Reremic Trust, Series 2022-FRR1, Class CK55(c)(h)	0.00%	03/28/49	15,460,000	15,172,444
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	05/27/26	6,837,939	6,782,552
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class E(b)(c)	1M CME TERM SOFR + 2.75%	08/15/27	2,700,000	2,706,750
SCG Trust, Series 2025-SNIP, Class A(b)(c)	1M CME TERM SOFR + 1.50%	09/15/27	7,000,000	7,028,700
SCG Trust, Series 2025-SNIP, Class D(b)(c)	1M CME TERM SOFR + 2.60%	09/15/27	2,300,000	2,320,010
SELF Commercial Mortgage Trust, Series 2024-STRG, Class C(b)(c)	1M CME TERM SOFR + 2.44%	11/15/26	623,000	624,495
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2A(b)(c)	3.66%	01/05/35	3,195,000	2,770,704
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B(b)(c)	4.14%	01/05/35	14,945,000	13,182,985
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B(b)(c)	4.39%	01/05/35	4,991,000	4,238,856
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class C(b)(c)	4.39%	01/05/35	8,133,239	6,616,390
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D(b)(c)	4.39%	01/05/35	8,100,000	6,132,510
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1(b)(c)	3.87%	01/05/35	6,497,500	5,669,719
SLG Office Trust, Series 2021-OVA, Class F(c)	2.85%	07/15/31	9,500,000	7,890,700
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 5.00%	02/15/39	10,347,152	10,357,499
SMR Mortgage Trust, Series 2022-IND, Class C(b)(c)	1M CME TERM SOFR + 2.95%	02/15/39	3,966,713	3,970,680
SMR Mortgage Trust, Series 2022-IND, Class D(b)(c)	1M CME TERM SOFR + 3.95%	02/15/39	5,075,617	5,080,692
SREIT Trust, Series 2021-MFP2, Class G(b)(c)	1M CME TERM SOFR + 3.08%	11/15/36	3,024,000	3,022,186
THPT Mortgage Trust, Series 2023-THL, Class C(b)(c)	8.53%	12/10/26	4,844,448	4,901,612
THPT Mortgage Trust, Series 2023-THL, Class F	7.19%	12/10/26	9,158,000	8,951,945
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	199,899	165,789
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	932,225	756,265
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	1,458,502	910,443

	Rate	Maturity Date	Principal Amount	Value
Velocity Commercial Capital Loan Trust, Series 2021-2, Class M1(b)(c)	1.82%	09/25/28	$1,586,784	$1,331,264
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	11/25/31	576,875	449,445
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.84%	06/25/32	3,105,063	2,281,900
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.84%	08/25/33	1,159,590	797,212
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.74%	04/25/52	2,907,398	2,334,059
Velocity Commercial Capital Loan Trust, Series 2023-2, Class M4(b)(c)	10.41%	10/25/34	3,258,164	3,405,454
Velocity Commercial Capital Loan Trust, Series 2023-3, Class M4(b)(c)	10.63%	08/25/53	3,388,674	3,531,418
Velocity Commercial Capital Loan Trust, Series 2024-2, Class M4(b)(c)	10.72%	04/25/54	4,305,540	4,565,364
WB Commercial Mortgage Trust, Series 2024-HQ, Class C(b)(c)	7.13%	03/15/28	8,500,000	8,539,950
Wells Fargo Commercial Mortgage Trust, Series 2025-B33RP, Class C(b)(c)	1M CME TERM SOFR + 2.00%	08/15/27	6,000,000	6,014,400
Wells Fargo Commercial Mortgage Trust, Series 2025-B33RP, Class D(b)(c)	1M CME TERM SOFR + 2.50%	08/15/27	3,600,000	3,621,600
Wells Fargo Commercial Mortgage Trust, Series 2025-B33RP, Class E(b)(c)	1M CME TERM SOFR + 3.50%	08/15/27	11,400,000	11,476,380
Wells Fargo Commercial Mortgage Trust, Series 2025-HI, Class C(b)(c)	1M CME TERM SOFR + 2.69%	10/15/27	16,500,000	16,617,150
Other ABS (0.07%)
Countrywide Alternative Loan, Series 2007-17CB, Class A6	4.29%	08/25/37	6,428,302	2,658,467

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,094,188,863)				1,057,205,498

CONVERTIBLE CORPORATE BONDS (0.38%)
REITS (0.38%)
PennyMac Corp.	5.50%	03/15/26	10,682,000	10,684,136
PennyMac Corp.	8.50%	06/01/29	3,000,000	3,190,828
Redwood Trust, Inc.	7.75%	06/15/27	1,000,000	1,015,726

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $14,561,074)				14,890,690

CORPORATE BONDS (0.12%)
Diversified Financial Services (0.12%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)	0.00%	03/15/30	7,076,849	4,713,181

TOTAL CORPORATE BONDS
(Cost $5,290,714)				4,713,181

GOVERNMENT BONDS (9.69%)
Sovereign (9.69%)
U.S. Treasury Bond	4.25%	05/15/35	34,000,000	34,112,890
U.S. Treasury Note(i)	4.63%	02/15/35	100,000,000	103,277,340

	Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.88%	08/15/34	$250,000,000	$244,843,750

TOTAL GOVERNMENT BONDS
(Cost $383,447,903)				382,233,980

RESIDENTIAL MORTGAGE-BACKED SECURITIES (32.80%)
Home Equity ABS (1.89%)
FIGRE Trust, Series 2024-HE4, Class E(b)(c)	6.81%	09/25/54	1,000,000	1,017,036
FIGRE Trust, Series 2024-HE4, Class D(b)(c)	5.92%	09/25/54	2,000,000	2,024,238
FIGRE Trust, Series 2025-FL1, Class A2(c)(d)	5.47%	07/25/55	5,710,661	5,760,002
FIGRE Trust, Series 2025-FL1, Class A1(c)(d)	5.27%	07/25/55	5,076,143	5,114,761
FIGRE Trust, Series 2025-HE3, Class B(b)(c)	5.71%	05/25/55	2,555,076	2,585,515
FIGRE Trust, Series 2025-HE3, Class C(b)(c)	5.91%	05/25/55	1,490,461	1,508,070
FIGRE Trust, Series 2025-HE4, Class A(b)(c)	5.41%	07/25/55	4,323,414	4,379,904
FIGRE Trust, Series 2025-HE4, Class C(b)(c)	5.71%	07/25/55	3,026,390	3,048,465
FIGRE Trust, Series 2025-HE5, Class C(b)(c)	5.69%	08/25/55	8,993,271	9,064,779
FIGRE Trust, Series 2025-HE5, Class A(b)(c)	5.29%	08/25/55	4,496,636	4,537,409
FIGRE Trust, Series 2025-HE6, Class A(b)(c)	5.04%	09/25/55	16,236,292	16,294,133
FIGRE Trust, Series 2025-PF1, Class B(b)(c)	5.91%	06/25/55	2,476,628	2,533,587
FIGRE Trust, Series 2025-PF1, Class C(b)(c)	6.11%	06/25/55	3,265,021	3,335,040
FIGRE Trust, Series 2025-PF2, Class A(b)(c)	5.02%	10/25/55	6,967,971	6,982,141
FIGRE Trust, Series 2025-PF2, Class B(b)(c)	5.12%	10/25/55	2,322,657	2,323,936
FIGRE Trust, Series 2025-PF2, Class C(b)(c)	5.22%	10/25/55	2,136,845	2,131,835
FIGRE Trust, Series 2025-PF2, Class D(b)(c)	6.14%	10/25/55	2,100,000	2,115,453
WL Collateral CMO (30.69%)
A&D Mortgage Trust, Series 2023-NQM4, Class A3(c)(d)	8.10%	10/25/27	1,591,490	1,615,231
A&D Mortgage Trust, Series 2023-NQM5, Class B1(b)(c)	8.09%	11/25/68	3,000,000	3,025,164
A&D Mortgage Trust, Series 2024-NQM1, Class B1(b)(c)	8.45%	02/25/69	3,017,000	3,077,038
A&D Mortgage Trust, Series 2024-NQM4, Class B1B(b)(c)	7.98%	08/25/69	2,572,667	2,592,889
A&D Mortgage Trust, Series 2024-NQM4, Class M1(b)(c)	5.93%	08/25/69	6,800,000	6,837,592
A&D Mortgage Trust, Series 2024-NQM4, Class A3(c)(d)	5.82%	08/25/69	4,175,581	4,201,755
A&D Mortgage Trust, Series 2025-NQM2, Class A2(c)(d)	5.94%	05/25/29	1,826,450	1,850,938
A&D Mortgage Trust, Series 2025-NQM3, Class A1(c)(d)	5.37%	08/25/70	12,860,254	12,998,103
A&D Mortgage Trust, Series 2025-NQM4, Class A1(c)(d)	5.23%	09/25/29	10,749,022	10,842,042
A&D Mortgage Trust, Series 2025-NQM4, Class A3(c)(d)	5.73%	09/25/29	24,429,595	24,638,189
A&D Mortgage Trust, Series 2025-NQM4, Class A2(c)(d)	5.48%	09/25/29	5,429,233	5,471,319
A&D Mortgage Trust, Series 2025-NQM4, Class A1B(c)(d)	5.23%	09/25/29	8,794,548	8,855,642
A&D Mortgage Trust, Series 2025-NQM5, Class M1(b)(c)	5.89%	11/25/29	1,650,000	1,650,668
A&D Mortgage Trust, Series 2026-NQM1, Class M1(b)(c)	5.80%	01/25/30	5,000,000	4,971,583
A&D Mortgage Trust, Series 2026-NQM1, Class A3(c)(d)	5.27%	01/25/30	7,000,000	6,989,391
A&D Mortgage Trust, Series 2026-NQM1, Class B1(b)(c)	6.52%	01/25/30	2,700,000	2,664,860
ADMT, Series 2024-NQM6, Class A3(c)(d)	6.07%	01/25/70	3,311,540	3,346,282
ADMT, Series 2024-NQM6, Class M1(b)(c)	6.57%	01/25/70	5,000,000	5,088,544
Alternative Loan Trust, Series 2006-18CB, Class A1(b)	1M CME TERM SOFR + 0.58%	07/25/36	8,797,045	3,320,915
Alternative Loan Trust, Series 2006-24CB, Class A5(b)	1M CME TERM SOFR + 0.71%	08/25/36	4,987,749	2,083,628
Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M CME TERM SOFR + 0.61%	08/25/36	2,301,557	945,022
Alternative Loan Trust, Series 2006-6CB, Class 2A1(b)	1M CME TERM SOFR + 0.81%	05/25/36	9,913,200	2,693,064

	Rate	Maturity Date	Principal Amount	Value
Alternative Loan Trust, Series 2007-5CB, Class 1A19(b)	1M CME TERM SOFR + 0.56%	04/25/37	$7,746,288	$2,834,553
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2(d)	6.75%	12/25/36	7,622,670	2,348,119
Anchor Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	6.36%	11/25/27	3,400,000	3,410,008
Anchor Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.96%	11/25/27	1,600,000	1,612,207
Angel Oak Mortgage Trust, Series 2019-6, Class B1(b)(c)	3.94%	11/25/59	2,000,000	1,940,373
Angel Oak Mortgage Trust, Series 2020-R1, Class A1(b)(c)	0.99%	04/25/53	1,221,237	1,170,940
Angel Oak Mortgage Trust, Series 2021-6, Class A1(b)(c)	1.46%	09/25/66	10,170,683	8,720,652
Angel Oak Mortgage Trust, Series 2021-7, Class A1(b)(c)	1.98%	10/25/66	10,451,262	9,245,505
Arixa Mortgage Trust, Series 2025-RTL1, Class A1(c)(d)	5.74%	02/25/28	11,000,000	11,050,161
Banc of America Funding 2006 8T2 Trust, Series 2006-8T2, Class A6(d)	6.55%	10/25/36	1,670,371	1,486,987
Banc of America Funding , Series 2015-R2, Class 9A2(c)(d)	4.56%	07/27/27	9,394,850	8,745,335
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A2(b)(c)	1.98%	09/25/51	831,624	769,254
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3(b)(c)	2.19%	09/25/51	2,627,933	2,441,805
BCAP LLC-I Trust, Series 2010-RR5, Class 2A10(b)(c)	6.10%	04/26/37	8,355,709	4,092,563
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M CME TERM SOFR + 0.51%	03/25/37	5,383,609	4,870,381
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 1A2(b)	1M CME TERM SOFR + 0.59%	04/25/37	2,307,833	2,175,686
BINOM Securitization Trust, Series 2021-INV1, Class A1(b)(c)	2.03%	06/25/56	14,908,772	13,858,482
Boston Lending Trust, Series 2022-1, Class M2(b)(c)	2.75%	02/25/27	2,788,632	2,614,342
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1(b)(c)	0.94%	02/25/49	1,753,632	1,652,435
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A3(b)(c)	1.33%	02/25/49	559,457	529,718
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1(b)(c)	0.97%	03/25/60	3,685,214	3,635,887
Cardinal Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	6.76%	05/25/28	3,000,000	3,004,607
Cardinal Mortgage Trust, Series 2025-RTL1, Class A1(c)(d)	5.59%	05/25/28	20,000,000	20,031,082
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	8.34%	05/25/27	10,526,000	10,693,983
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class M(c)(d)	8.54%	07/25/28	1,900,000	1,902,212
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class A1(c)(d)	5.38%	07/25/28	25,000,000	25,028,992
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class A2(c)(d)	6.41%	07/25/28	3,000,000	3,003,595
CHNGE Mortgage Trust, Series 2022-1, Class A1(b)(c)	4.01%	01/25/67	7,424,368	7,196,911
CHNGE Mortgage Trust, Series 2023-2, Class A1(c)(d)	6.53%	05/25/27	574,997	575,517
CHNGE Mortgage Trust, Series 2023-3, Class A1(c)(d)	7.10%	06/25/27	2,417,510	2,427,071
CHNGE Mortgage Trust, Series 2023-4, Class A1(c)(d)	7.57%	09/25/58	3,722,475	3,757,425
CIM Trust, Series 2025-NR1, Class A1(c)(d)	5.00%	06/25/64	18,344,253	18,050,603
Citigroup Mortgage Loan Trust, Series 2025-LTV1, Class A1(b)(c)	5.24%	11/25/29	9,171,046	9,259,012
COLTMortgage Pass-Through Certificates, Series 2021-1R, Class A3(b)(c)	1.42%	05/25/65	2,007,269	1,868,874
Cribs Mortgage Trust, Series 2025-RTL1, Class A1	5.81%	10/25/27	3,350,000	3,379,858
Cribs Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	6.44%	10/25/27	5,850,000	5,905,005
Cross Mortgage Trust, Series 2023-H1, Class B1(b)(c)	8.28%	03/25/68	3,000,000	3,012,948
Cross Mortgage Trust, Series 2024-H6, Class B1A(b)(c)	6.64%	09/25/69	1,079,000	1,082,630
Cross Mortgage Trust, Series 2025-H10, Class M1(b)(c)	5.90%	01/25/71	5,303,000	5,306,938
Cross Mortgage Trust, Series 2025-CES1, Class A1A(c)(d)	5.30%	10/25/29	4,278,944	4,309,650
CSMC, Series 2021-NQM2, Class A1(b)(c)	1.18%	02/25/66	5,179,919	4,658,517
CSMC, Series 2021-NQM3, Class A1(b)(c)	1.02%	04/25/66	3,291,510	2,894,739

	Rate	Maturity Date	Principal Amount	Value
CSMC, Series 2021-NQM3, Class A3(b)(c)	1.63%	04/25/66	$1,078,503	$964,203
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3(b)(c)	1.13%	05/25/65	1,085,410	1,055,738
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2(b)(c)	1.21%	04/25/66	1,331,492	1,203,718
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1(b)(c)	1.19%	08/25/66	2,672,441	2,367,256
Dominion Mortgage Trust, Series 2021-RTL1, Class A1(c)(d)	3.49%	07/25/27	5,930,219	5,905,459
Dominion Mortgage Trust, Series 2021-RTL1, Class M(c)(d)	5.73%	07/25/27	3,500,000	3,412,893
Dominion Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	8.02%	09/25/27	4,000,000	4,064,869
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A(b)	1M CME TERM SOFR + 0.31%	10/19/36	18,194,268	12,395,864
Easy Street Mortgage Loan Trust, Series 2025-RTL2, Class A1(c)(d)	5.61%	10/25/40	14,000,000	14,024,920
Easy Street Mortgage Loan Trust, Series 2025-RTL2, Class A2(c)(d)	7.16%	10/25/40	3,600,000	3,605,662
EFMT, Series 2025-RTL1, Class M1(b)(c)	6.39%	05/25/28	2,000,000	2,002,130
Ellington Financial Mortgage Trust, Series 2021-3, Class A1(b)(c)	1.24%	09/25/66	3,713,840	3,148,834
Ellington Financial Mortgage Trust, Series 2021-3, Class A3(b)(c)	1.55%	09/25/66	891,918	764,387
Fidelis Mortgage Trust, Series 2025-RTL1, Class A2(b)(c)	6.22%	02/27/40	1,750,000	1,761,927
Fidelis Mortgage Trust, Series 2025-RTL2, Class A2(b)	6.06%	08/25/27	2,250,000	2,262,598
Fidelis Mortgage Trust, Series 2025-RTL2, Class A1(b)	5.57%	08/25/27	8,000,000	8,038,947
GCAT, Series 2021-NQM3, Class A1(c)	1.09%	05/25/66	4,388,680	3,896,325
GCAT, Series 2021-NQM3, Class A3(b)(c)	1.50%	05/25/66	3,155,312	2,831,893
GCAT , Series 2025-NQM6, Class M1(b)(c)	5.78%	10/25/29	4,206,500	4,186,276
GCAT, Series 2021-NQM4, Class A1(b)(c)	1.09%	08/25/66	508,740	431,440
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	1,000,000	846,543
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2(b)(c)	3.00%	08/26/52	20,590,972	18,056,514
GS Mortgage-Backed Securities Trust 2022-LTV2, Series 2022-MM1, Class A2(b)(c)	2.50%	07/25/52	13,828,498	11,626,202
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A6(b)(c)	3.00%	01/25/43	7,568,616	6,618,105
GS Mortgage-Backed Securities Trust, Series 2022-PJ6, Class A4(b)(c)	3.00%	03/25/42	19,883,074	17,386,040
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class A3(c)(d)	5.49%	01/25/66	14,624,688	14,741,596
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class M1(b)(c)	5.79%	01/25/66	3,856,000	3,848,096
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class B1(b)(c)	6.74%	01/25/66	5,339,000	5,327,475
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A3(b)(c)(d)	5.90%	06/25/29	9,001,259	9,118,456
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A(b)	1M CME TERM SOFR + 0.49%	05/19/46	14,749,460	7,480,812
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A1(b)(c)	1.38%	10/25/55	3,230,576	3,120,721
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class B1(b)(c)	8.06%	02/25/68	4,500,000	4,487,912
J.P. Morgan Mortgage Trust, Series 2022-6, Class A3(b)(c)	3.00%	07/25/42	11,261,934	9,847,593
JP Morgan Mortgage Trust, Series 2024-7, Class A3(b)(c)	3.00%	04/25/53	13,529,566	11,830,443
JP Morgan Mortgage Trust, Series 2025-NQM4, Class M1B(b)(c)	5.99%	03/25/66	1,500,000	1,496,981
JP Morgan Mortgage Trust, Series 2025-NQM5, Class M1A(b)(c)	5.67%	12/25/29	2,742,000	2,738,052
JP Morgan Resecuritization Trust, Series 2015-1, Class 4A2(b)(c)	3.79%	09/27/36	7,748,945	7,282,693
Lehman Mortgage Trust, Series 2006-7, Class 3A1(b)	1M CME TERM SOFR + 0.46%	11/25/36	34,354,669	3,950,234
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M CME TERM SOFR + 0.71%	01/25/37	1,587,691	829,900
Lehman Mortgage Trust, Series 2007-2, Class 2A1(b)	1M CME TERM SOFR + 0.42%	02/25/37	25,019,814	4,533,343

	Rate	Maturity Date	Principal Amount	Value
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M CME TERM SOFR + 0.61%	05/25/37	$6,156,267	$5,730,559
Lehman XS Trust, Series 2007-6, Class 3A31(d)	4.21%	05/25/37	2,902,478	2,672,299
LHOME Mortgage Trust, Series 2026-RTL1, Class M2(b)(c)	7.69%	07/25/28	1,400,000	1,399,989
LHOME Mortgage Trust, Series 2026-RTL1, Class M1(c)	5.99%	07/25/28	2,400,000	2,399,971
LHOME Mortgage Trust, Series 2023-RTL4, Class A1(c)(d)	7.63%	06/25/26	11,885,408	11,903,148
LHOME Mortgage Trust, Series 2024-RTL1, Class A1(c)(d)	7.02%	01/25/29	10,190,000	10,201,249
LHOME Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	9.17%	01/25/29	6,000,000	6,012,202
LHOME Mortgage Trust, Series 2024-RTL2, Class A2(c)(d)	8.90%	10/25/26	4,100,000	4,137,652
LHOME Mortgage Trust, Series 2024-RTL2, Class A1(c)(d)	7.13%	10/25/26	18,306,000	18,412,651
LHOME Mortgage Trust, Series 2024-RTL3, Class A1(c)(d)	6.90%	12/25/26	10,636,000	10,719,955
LHOME Mortgage Trust, Series 2024-RTL3, Class M(c)(d)	10.73%	12/25/26	1,250,000	1,260,457
LHOME Mortgage Trust, Series 2024-RTL3, Class A2(c)(d)	8.37%	12/25/26	10,500,000	10,621,872
LHOME Mortgage Trust, Series 2024-RTL4, Class M1(b)(c)	7.79%	01/25/27	2,000,000	2,015,696
LHOME Mortgage Trust, Series 2024-RTL5, Class M1(b)(c)	6.82%	09/25/39	9,400,000	9,433,783
LHOME Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.02%	01/25/40	6,000,000	6,047,930
LHOME Mortgage Trust, Series 2025-RTL3, Class M1(b)(c)	6.89%	02/25/28	2,500,000	2,518,335
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class A3(b)(c)	2.50%	05/25/43	11,105,961	9,337,250
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3(b)(c)	3.00%	10/25/44	6,252,793	5,483,162
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class 1A10(b)	1M CME TERM SOFR + 0.46%	05/25/37	15,921,239	2,281,939
MFA , Series 2021-INV2, Class A1(b)(c)	1.91%	11/25/56	2,104,284	1,935,815
MFA , Series 2021-NQM1, Class A2(b)(c)	1.38%	04/25/65	1,160,967	1,101,481
MFA , Series 2021-NQM1, Class A3(b)(c)	1.64%	04/25/65	2,378,425	2,262,342
MFA , Series 2024-RTL3, Class A2(c)(d)	6.54%	05/25/28	1,600,000	1,611,564
MFA , Series 2025-NQM3, Class A3(c)(d)	5.72%	08/25/70	14,170,462	14,308,577
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A2(c)(d)	5.70%	07/25/29	2,016,033	2,039,494
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class A2(c)(d)	5.22%	10/25/29	3,788,088	3,801,327
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class A3	5.42%	10/25/29	4,735,111	4,763,787
NMLT , Series 2021-INV1, Class A1(b)(c)	1.19%	05/25/56	1,277,317	1,134,218
Nomura Resecuritization Trust, Series 2014-8R, Class 1A2(b)(c)	4.35%	10/26/36	1,860,365	1,817,897
OBX , Series 2020-EXP2, Class A3(b)(c)	2.50%	05/25/60	8,904,992	7,541,455
OBX, Series 2023-INV1, Class A1(b)(c)	3.00%	01/25/52	18,212,221	15,970,554
PRET LLC, Series 2026-NPL2, Class A2(c)(d)	6.41%	01/25/29	4,000,000	3,999,940
PRKCM , Series 2021-AFC1, Class A1(b)(c)	1.51%	08/25/56	10,358,321	8,869,869
PRKCM , Series 2023-AFC1, Class A3(c)(d)	7.30%	02/25/27	802,156	800,846
PRMI Securitization Trust, Series 2025-CMG1, Class M1(b)(c)	30D US SOFR + 2.80%	01/25/32	1,996,000	1,992,449
PRMI Securitization Trust, Series 2025-CMG1, Class A1S(b)(c)	30D US SOFR + 1.70%	01/25/32	13,225,000	13,212,062
PRPM LLC, Series 2025-2, Class A1(c)(d)	6.47%	05/25/30	6,241,859	6,240,559
PRPM, Series 2025-3, Class A1(c)(d)	6.26%	05/25/28	22,181,997	22,165,951
PRPM LLC, Series 2025-5, Class A1(c)(d)	5.73%	07/25/28	14,296,095	14,275,435
PRPM LLC, Series 2025-5, Class A2(c)(d)	8.57%	07/25/28	4,072,000	4,075,648
PRPM LLC, Series 2025-6, Class A1(c)(d)	5.77%	08/25/28	18,257,816	18,244,616
PRPM LLC, Series 2025-6, Class A2(c)(d)	8.33%	08/25/28	4,400,000	4,405,426
Rain City Mortgage Trust, Series 2024-RTL1, Class A2(b)(c)	8.02%	09/25/29	10,000,000	10,109,404

	Rate	Maturity Date	Principal Amount	Value
RALI, Series 2006-QS2, Class 1A14(b)	1M CME TERM SOFR + 0.81%	02/25/36	$4,329,665	$3,379,987
RALI, Series 2006-QS4, Class A5(b)	1M CME TERM SOFR + 0.61%	04/25/36	1,373,438	1,038,754
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,462,102	1,328,700
RALI, Series 2007-QS7, Class 2A1	6.75%	06/25/37	28,006,805	10,916,773
RBSSP Resecuritization Trust, Series 2009-7, Class 5A3(b)(c)	1M CME TERM SOFR + 0.51%	06/26/37	2,859,150	2,097,138
RCO X Mortgage LLC, Series 2025-5, Class A1(c)(d)	5.42%	10/25/28	23,991,828	23,998,780
Residential Asset Securitization Trust, Series 2006-R1, Class A2(b)	1M CME TERM SOFR + 0.51%	01/25/46	9,871,665	2,754,036
Residential Asset Securitization Trust, Series 2007-A1, Class A3(b)	1M CME TERM SOFR + 0.71%	03/25/37	30,466,903	7,371,772
Residential Asset Securitization Trust, Series 2007-A1, Class A9	5.75%	03/25/37	4,623,792	1,497,920
Residential Asset Securitization Trust, Series 2007-A1, Class A1	6.00%	03/25/37	3,534,189	1,157,969
Residential Mortgage Loan Trust, Series 2020-1, Class A3(b)(c)	2.68%	01/26/60	64,182	63,838
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	4,427,500
Roc Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	6.68%	08/25/26	6,745,000	6,336,534
SAIF Securitization Trust, Series 2024-CES1, Class M1(c)(d)	6.73%	08/25/28	3,036,000	3,086,131
SAIF Securitization Trust, Series 2024-CES1, Class A1(c)(d)	5.97%	08/25/28	8,929,694	9,024,737
SAIF Securitization Trust, Series 2024-CES1, Class A3(c)(d)	6.33%	08/25/28	745,000	756,891
Saluda Grade Alternative Mortgage Trust, Series 2024-INV1, Class M1(b)(c)	6.60%	07/25/28	2,000,000	2,021,616
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1(c)(d)	7.50%	02/25/30	23,750,000	23,778,875
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1(c)(d)	7.76%	04/25/30	15,500,000	15,600,721
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A1(c)(d)	7.44%	12/25/26	23,389,000	23,651,308
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A2(c)(d)	8.68%	12/25/26	6,250,000	6,351,933
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A2(c)(d)	5.94%	02/25/65	2,659,087	2,694,264
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A3(c)(d)	6.06%	05/25/65	12,518,290	12,704,047
Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A1(b)(c)	5.07%	08/25/65	12,293,954	12,365,765
Sequoia Mortgage Trust, Series 2025-S1, Class A4(b)(c)	2.50%	11/25/37	10,016,014	8,983,812
SG Residential Mortgage Trust, Series 2021-2, Class A1(b)(c)	1.74%	12/25/61	14,003,140	12,037,999
SG Residential Mortgage Trust, Series 2025-1, Class A1(b)(c)	5.10%	12/25/29	4,990,051	5,006,817
Splitero Trust, Series 2025-1, Class A1(c)(d)	5.75%	11/25/28	4,419,000	4,395,659
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3(b)(c)	2.92%	09/27/49	1,229,994	1,221,776
Starwood Mortgage Residential Trust, Series 2021-2, Class A3(b)(c)	1.43%	05/25/65	491,199	478,090
Starwood Mortgage Residential Trust, Series 2021-2, Class A2(b)(c)	1.17%	05/25/65	402,783	391,566
Starwood Mortgage Residential Trust, Series 2021-5, Class A3(b)(c)	2.44%	09/25/66	5,645,053	5,088,101
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M CME TERM SOFR + 0.49%	02/25/37	4,221,370	5,075,993
Toorak Mortgage Trust, Series 2024-1, Class A1(c)(d)	7.33%	02/25/31	15,655,037	15,670,490
Toorak Mortgage Trust, Series 2024-1, Class A2(c)(d)	9.60%	02/25/31	7,000,000	7,008,420
Toorak Mortgage Trust, Series 2024-1, Class M1(c)(d)	12.55%	02/25/31	6,000,000	6,007,681
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1(b)(c)	9.16%	03/25/26	4,000,000	4,011,555

	Rate	Maturity Date	Principal Amount	Value
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	7.57%	03/25/26	$6,500,000	$6,519,961
Toorak Mortgage Trust, Series 2024-RRTL2, Class M1(b)(c)	7.26%	09/25/39	6,000,000	6,006,179
Toorak Mortgage Trust, Series 2024-RRTL2, Class A2(c)(d)	5.90%	09/25/39	13,875,000	13,920,479
Toorak Mortgage Trust, Series 2025-RRTL1, Class A2(c)(d)	6.16%	03/25/27	15,750,000	15,812,518
Toorak Mortgage Trust, Series 2025-RRTL1, Class M1(b)(c)	6.79%	03/25/27	4,000,000	4,008,432
TVC Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	5.96%	02/25/27	2,000,000	2,008,824
TVC Mortgage Trust, Series 2026-RRTL1, Class M1(b)(c)	6.34%	07/25/28	1,500,000	1,499,982
TVC Mortgage Trust, Series 2026-RRTL1, Class M2(b)(c)	8.09%	07/25/28	1,000,000	999,994
Velocity Commercial Capital Loan Trust, Series 2025-RTL1, Class A2(c)(d)	8.52%	03/25/30	5,863,000	5,927,240
Verus Securitization Trust, Series 2021-R1, Class A1(b)(c)	0.82%	10/25/63	683,739	674,231
Verus Securitization Trust, Series 2021-R1, Class A2(b)(c)	1.06%	10/25/63	507,708	500,898
Verus Securitization Trust, Series 2021-R1, Class A3(b)(c)	1.26%	10/25/63	1,215,814	1,199,997
Verus Securitization Trust, Series 2021-R3, Class A1(b)(c)	1.02%	04/25/64	13,364,772	12,703,956
Verus Securitization Trust, Series 2021-R3, Class A2(b)(c)	1.28%	04/25/64	711,698	677,048
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	2,874,418
Verus Securitization Trust, Series 2022-1, Class A1(c)(d)	3.72%	01/25/67	4,664,667	4,475,664
Verus Securitization Trust, Series 2025-12, Class B1(b)(c)	6.56%	12/25/70	3,642,000	3,654,594
Verus Securitization Trust, Series 2026-1, Class B1(b)(c)	6.47%	01/25/71	1,500,000	1,496,799
Vontive Mortgage Trust, Series 2025-RTL1, Class A1(c)(d)	6.51%	03/25/27	8,000,000	8,125,434
Vontive Mortgage Trust, Series 2025-RTL1, Class A2(c)(d)	8.01%	03/25/27	4,600,000	4,679,327
WL Collateral PAC (0.22%)
Alternative Loan Trust, Series 2006-18CB, Class A7(b)	1M CME TERM SOFR + 0.46%	07/25/36	23,287,791	8,602,685

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $1,310,624,442)				1,293,988,198

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (7.38%)
Money Market Fund (7.38%)
First American Government Obligations Fund, Class X	3.61%	277,455,313	277,455,313
JPMorgan US Treasury Plus Money Market Fund, Class Capital	3.58%	13,638,304	13,638,304

TOTAL SHORT TERM INVESTMENTS
(Cost $291,093,617)			291,093,617

TOTAL INVESTMENTS (101.65%)
(Cost $4,070,204,327)			$4,010,075,942

Liabilities in Excess of Other Assets (-1.65%)			(65,264,062)
NET ASSETS (100.00%)			$3,944,811,880

(a)	Perpetual maturity.
(b)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $3,043,216,102, which represents 77.14% of net assets as of January 31, 2026.

(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2026.
(e)	Security has associated unfunded commitments of $1,343,003.
(f)	The Fund's interest in this loan is held through a wholly-owned LLC of the Fund. See Notes 1 and 2 to the Consolidated Notes to Schedule of Investments.
(g)	Interest only securities.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	On January 31, 2026, securities valued at $104,384,216 were pledged as collateral for reverse repurchase agreements.

Investment Abbreviations:

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

FED - Federal Funds Rate

Reference Rates:

1D US SOFR - 1 Day US SOFR as of January 31, 2026 was 3.68%

12M US FED - 12 Month US FED as of January 31, 2026 was 3.86%

1M US SOFR - 1 Month US SOFR as of January 31, 2026 was 3.68%

1M CME TERM SOFR - 1 Month CME SOFR as of January 31, 2026 was 3.67%

30D US SOFR - 30 Day US SOFR as of January 31, 2026 was 3.68%

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	Goldman Sachs & Co. LLC	1D US SOFR	01/22/2034	13,256,000	USD	3.74%	$5,433	$5,433
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/25/2026	20,000,000	USD	0.91%	191,611	191,611
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2026	50,000,000	USD	0.73%	800,325	800,325
Receive	Goldman Sachs & Co. LLC	1D US SOFR	02/13/2034	26,664,000	USD	3.82%	159,028	159,029
							$1,156,398	$1,156,398

Pay	Goldman Sachs & Co. LLC	1D US SOFR	10/11/2034	21,500,000	USD	3.60%	$(287,898)	$(287,898)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/24/2033	35,542,920	USD	3.38%	(887,791)	(887,791)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/03/2033	34,745,115	USD	3.39%	(816,877)	(816,877)
							$(1,992,566)	$(1,992,566)
							$(836,168)	$(836,168)

*	The swap contracts with the floating 1D US SOFR pay and receive amounts annually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

FUTURES CONTRACTS - LONG (CENTRALLY CLEARED)

				Expiration	Notional	Value and Unrealized
Description	Counterparty	Position	Contracts	Date	Value	Appreciation/(Depreciation)
U.S. 10yr Treasury Note Future	Wells Fargo Securities, LLC	Long	930	March 2026	$(106,150,781)	$(1,912,085)
					$(106,150,781)	$(1,912,085)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
Barclays	3.79%	01/22/2026-01/30/2026	02/05/2026-03/02/2026	$100,000,000
				$100,000,000

All agreements can be terminated by either party on demand at value plus accrued interest.

Axonic Strategic Income Fund

CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a diversified series of the Axonic Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

The Fund's assets may be invested in wholly-owned and controlled subsidiaries of the Fund, including Axonic Strategic Loan Funds LLC and AXSIX Lender LLC (the "Subsidiaries"). Both of the Subsidiaries have the same investment objective as the Fund and are Delaware limited liability companies. To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiaries, which are pass-through entities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiaries – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiaries. As of January 31, 2026, the total value of investments held by the Subsidiaries is $3,302,422, or approximately 0.08% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds that are not traded on an exchange are valued at the end of day NAV of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed securities, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Board. Future contracts listed on an exchange are valued at the last reported sale price or, if unavailable, at the midpoint of the bid-ask spread as of the valuation date. If a contract cannot be liquidated on the valuation date due to exchange-imposed limits or trading restrictions, it is valued at the settlement price on the next day the contract can be liquidated. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of January 31, 2026:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs		Total
Common Stocks	$242,325		$–		$–	$242,325
Preferred Stocks	8,202,368		–		–	8,202,368
Asset-Backed Securities	–		918,624,790		–	918,624,790
Bank Loans	–		38,881,295		–	38,881,295
Commercial Mortgage-Backed Securities	–		1,057,205,498		–	1,057,205,498
Convertible Corporate Bonds	–		14,890,690		–	14,890,690
Corporate Bonds	–		4,713,181		–	4,713,181
Government Bonds	–		382,233,980		–	382,233,980
Residential Mortgage-Backed Securities	–		1,293,988,198		–	1,293,988,198
Short Term Investments	291,093,617		–		–	291,093,617
Total	$299,538,310		$3,710,537,632		$–	$4,010,075,942
Other Financial Instruments(b)
Assets:
Interest Rate Swap Contracts	$–		$1,156,398		$–	$1,156,398
Liabilities:
Interest Rate Swap Contracts	$–		$(1,992,566)		$–	$(1,992,566)
Future Contract	$(1,912,085)	$		$		$(1,912,085)
Total	$(1,912,085)		$(836,168)		$–	$(2,748,253)

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

3. DERIVATIVE CONTRACTS

The Fund may transact in derivative transactions in connection with its investment activities. Such transactions are subject to interest risk, market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap Agreements: Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

Futures Contracts: Futures contracts are commitments to either purchase or sell a financial instrument or commodity at a future date for a specified price. Upon entering into futures contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent changes in market value of the contract (which may require additional margin to be deposited) are recorded for financial statement purposes as unrealized gains or losses.

The Fund may use futures contracts to hedge against changes in the value of financial instruments or changes in interest rates. Upon entering into such futures contracts, the Fund bears the risk of interest rates or financial instruments’ prices moving adversely to the positions. With futures, counterparty risk is mitigated as these contracts are exchange-traded and the exchange’s clearinghouse guarantees against non-performance by the counterparty.

4. REVERSE REPURCHASE AGREEMENTS

The Fund may engage in reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes or to meet repurchase requests so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligations to repurchase the securities.

The segregated assets are found on the Fund's Consolidated Schedule of Investments as full or partially pledged securities. The total amount of securities pledged at January 31, 2026 was $104,384,216. As all agreements can be terminated by either party on demand, face value approximates fair value at January 31, 2026.